                                   MILESTONE

                         MONARCH LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT VA

                                 ANNUAL REPORT
                                DECEMBER 31,2001

This is a copy of the annual report of the separate account in which your Monarch Life Insurance Company variable annuity contract invests. We take pride in our continued commitment to provide prompt, courteous service to our contract owners. For inquiries regarding your contract, please call our Annuity Service Center at 1-800-654-0050.


[LOGO]



The investment results presented in this report are historical and are no indication of future performance.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Receiver of Monarch Life Insurance Company and Contract Owners of Monarch Life Insurance Company Separate Account VA:

In our opinion, the accompanying statements of net assets and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of each of the Divisions constituting the Separate Account VA of Monarch Life Insurance Company at December 31,2001 and 2000, and the results of each of their operations and changes in their net assets for each of the three years in the period ended December 31,2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Monarch Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31,2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 21, 2002

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA
STATEMENT OF NET ASSETS AT DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                               COST           SHARES       MARKET VALUE
                                                            ----------      ----------     ------------
ASSETS
Investment in Merrill Lynch Variable Series Funds, Inc.,
at Market Value (Notes 1 and 2):
 Domestic Money Market Fund                                 $  429,971      $  429,971      $  429,971
 Government Bond Fund                                          139,845          13,278         141,678
 High Current Income Fund                                      134,214          13,053          98,294
 Large Cap Core Focus Fund                                     802,379          25,001         588,020
 Small Cap Value Focus Fund                                  1,274,369          59,949       1,502,915
 Global Allocation Focus Fund                                  521,843          40,386         393,359
 Basic Value Focus Fund                                        646,993          48,395         651,877
                                                            ----------                      ----------
Total Invested Assets                                       $3,949,614                       3,806,114
                                                            ==========


Pending Trades                                                                                      28
                                                                                            ----------
 Total Assets                                                                                3,806,142

LIABILITIES
 Total Liabilities                                                                                  --
                                                                                            ----------
Net Assets                                                                                  $3,806,142
                                                                                            ==========


   The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA
STATEMENT OF NET ASSETS AT DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                               COST           SHARES       MARKET VALUE
                                                            ----------      ----------     ------------

ASSETS
Investment in Merrill Lynch Variable Series Funds, Inc.,
at Market Value (Notes 1 and 2):
 Domestic Money Market Fund                                 $  426,563         426,563      $  426,563
 Government Bond Fund                                          145,507          13,821         145,671
 High Current Income Fund                                      162,970          15,098         121,692
 Quality Equity Fund                                         1,014,080          30,383         778,101
 Small Cap Value Focus Fund                                  1,353,087          64,090       1,331,790
 Global Strategy Focus Fund                                    693,185          51,814         562,186
 Basic Value Focus Fund                                        688,883          51,001         699,228
                                                            ----------                      ----------
Total Invested Assets                                       $4,484,275                       4,065,231
                                                            ==========                      ----------
LIABILITIES
Pending Trades                                                                                     303
                                                                                            ----------
 Total Liabilities                                                                                 303
                                                                                            ----------

Net Assets                                                                                  $4,064,928
                                                                                            ==========



   The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 and 1999
--------------------------------------------------------------------------------

                                                                     TOTALS - ALL DIVISIONS
                                                        -----------------------------------------------
                                                            2001              2000             1999
                                                        -----------       -----------       -----------
Investment Income:
 Dividends (Note 2)                                     $   191,434       $   756,724       $   688,903
Expenses:
 Risk Charges and Administrative Expenses (Note 4)          (53,863)          (61,235)          (62,024)
                                                        -----------       -----------       -----------
 Net Investment Income                                      137,571           695,489           626,879
                                                        -----------       -----------       -----------

Net Realized Losses                                        (146,195)          (42,496)         (260,701)
Net Unrealized Gains (Losses)                               275,544          (557,726)          486,263
                                                        -----------       -----------       -----------
 Net Realized and Unrealized Gains (Losses)                 129,349          (600,222)          225,562
                                                        -----------       -----------       -----------
Net Increase in Net Assets
     Resulting from Operations                              266,920            95,267           852,441
                                                        -----------       -----------       -----------

Transfers of Net Premiums                                     3,000             2,400             3,051
Transfers Due to Terminations                              (528,706)         (582,203)         (900,917)
Transfers Among Investment Divisions                             --                --                --
                                                        -----------       -----------       -----------
Net Decrease in Net Assets
     Resulting from Principal Transactions                 (525,706)         (579,803)         (897,866)
                                                        -----------       -----------       -----------
Total Decrease in Net Assets                               (258,786)         (484,536)          (45,425)
Net Assets - Beginning of Year                            4,064,928         4,549,464         4,594,889
                                                        -----------       -----------       -----------
Net Assets - End of Year                                $ 3,806,142       $ 4,064,928       $ 4,549,464
                                                        ===========       ===========       ===========


   The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                       DOMESTIC              HIGH      LARGE CAP   SMALL CAP     GLOBAL      BASIC
                                                         MONEY    GOV'T     CURRENT      CORE        VALUE     ALLOCATION    VALUE
                                                        MARKET     BOND      INCOME      FOCUS       FOCUS       FOCUS       FOCUS
                                            TOTAL      DIVISION  DIVISION   DIVISION    DIVISION    DIVISION    DIVISION    DIVISION
                                            -----      --------  --------   --------    --------    --------    --------    --------
Investment Income:

 Dividends (Note 2)                       $  191,434   $16,255  $  7,971    $ 11,786   $   4,938  $  105,788    $  5,925   $ 38,771
                                          ----------   -------  --------    --------   ---------  ----------    --------   --------
Expenses:
 Risk Charges and Administrative
   Expenses (Note 4)                         (53,863)   (6,001)   (2,010)     (1,537)     (9,033)    (19,492)     (6,222)    (9,568)
                                          ----------   -------  --------    --------   ---------  ----------    --------   --------
 Net Investment Income                       137,571    10,254     5,961      10,249      (4,095)     86,296        (297)    29,203
                                          ----------   -------  --------    --------   ---------  ----------    --------   --------

Net Realized Gains (Losses)                 (146,195)       --        16     (11,441)    (87,493)     11,318     (55,513)    (3,082)
Net Unrealized Gains (Losses)                275,544        --     1,668       5,358      21,620     249,845       2,514     (5,461)
                                          ----------   -------  --------    --------   ---------  ----------    --------   --------
 Net Realized and Unrealized
  Gains (Losses)                             129,349        --     1,684      (6,083)    (65,873)    261,163     (52,999)    (8,543)
                                          ----------   -------  --------    --------   ---------  ----------    --------   --------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                   266,920    10,254     7,645       4,166     (69,968)    347,459     (53,296)    20,660
                                          ----------   -------  --------    --------   ---------  ----------    --------   --------

Transfers of Net Premiums                      3,000       600        --         714          --         732         714        240
Transfers Due to Terminations               (528,706)   (7,137)  (11,638)    (28,277)    (97,282)   (147,459)   (116,244)   120,669)
Transfers Among Investment Divisions              --        --        --          --     (22,824)    (29,597)         --     52,421
                                          ----------   -------  --------    --------   ---------  ----------    --------   --------

Net Decrease in Net Assets
 Resulting from Principal Transactions      (525,706)   (6,537)  (11,638)    (27,563)   (120,106)   (176,324)   (115,530)   (68,008)
                                          ----------   -------  --------    --------   ---------  ----------    --------   --------

Total Increase (Decrease) in Net Assets     (258,786)    3,717    (3,993)    (23,397)   (190,074)    171,135    (168,826)   (47,348)
Net Assets - Beginning of Year             4,064,928   426,283   145,670     121,691     778,094   1,331,780     562,185    699,225
                                          ----------  --------  --------    --------   ---------  ----------   ---------   --------
Net Assets - End of Year                  $3,806,142  $430,000  $141,677    $ 98,294   $ 588,020  $1,502,915   $ 393,359   $651,877
                                          ==========  ========  ========    ========   =========  ==========   =========   ========



   The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                      Domestic                High                   Small Cap    Global      Basic
                                       Money      Gov't     Current     Quality        Value     Strategy     Value
                                       Market      Bond      Income      Equity        Focus       Focus       Focus
                           Total      Division   Division   Division    Division     Division    Division    Division
                        -----------   --------   --------   --------   ----------   ----------   ---------   --------
Investment Income:
 Dividends (Note 2)      $ 756,724    $ 32,878   $  9,550   $ 13,549   $  236,270   $  305,647   $  86,289   $ 72,541

Expenses:
 Risk Charges and
 Administrative
 Expenses (Note 4)          (61,235)    (7,836)    (2,249)    (1,896)     (13,467)     (17,671)     (8,939)    (9,177)
                         ----------   --------   --------   --------   ----------   ----------   ---------   --------
  Net Investment
   Income                   695,489     25,042      7,301     11,653      222,803      287,976      77,350     63,364
                         ----------   --------   --------   --------   ----------   ----------   ---------   --------
Net Realized Gains
 (Losses)                   (42,496)        --     (1,423)    (4,441)       2,916      (24,754)     (6,742)    (8,052)

Net Unrealized Gains
 (Losses)                  (557,726)        --      9,341    (18,742)    (324,817)     (96,999)   (140,951)    14,442
                         ----------   --------   --------   --------   ----------   ----------   ---------   --------
  Net Realized and
   Unrealized Gains
   (Losses)                 600,222         --      7,918    (23,183)    (321,901)    (121,753)   (147,693)     6,390
                         ----------   --------   --------   --------   ----------   ----------   ---------   --------
Net Increase
 (Decrease) in Net
 Assets Resulting
 from Operations             95,267     25,042     15,219    (11,530)     (99,098)     166,223     (70,343)    69,754
                         ----------   --------   --------   --------   ----------   ----------   ---------   --------
Transfers of Net
 Premiums                     2,400        600         --        516           --          528         516        240

Transfers Due to
 Terminations              (582,203)  (243,253)   (43,008)    (9,536)    (143,964)      (5,783)   (102,869)   (33,790)

Transfers Among
 Investment Divisions            --     (2,540)        --     (1,355)       1,355      (10,129)         --     12,669
                         ----------   --------   --------   --------   ----------   ----------   ---------   --------
Net Decrease in
 Net Assets
 Resulting from
 Principal Transactions    (579,803)  (245,193)   (43,008)   (10,375)    (142,609)     (15,384)   (102,353)   (20,881)
                         ----------   --------   --------   --------   ----------   ----------   ---------   --------
Total Increase
 (Decrease) in Net
 Assets                    (484,536)  (220,151)   (27,789)   (21,905)    (241,707)     150,839    (172,696)    48,783

Net Assets - Beginning
 of Year                  4,549,464    646,434    173,459    143,596    1,019,801    1,180,941     734,881    650,352
                         ----------   --------   --------   --------   ----------   ----------   ---------   --------
Net Assets - End
 of Year                 $4,064,928   $426,283   $145,670   $121,691   $  778,094   $1,331,780   $ 562,185   $699,225
                         ==========   ========   ========   ========   ==========   ==========   =========   ========

The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                      Domestic                High                    Special     Global      Basic
                                       Money      Gov't     Current     Quality        Value     Strategy     Value
                                       Market      Bond      Income      Equity        Focus       Focus      Focus
                           Total      Division   Division   Division    Division     Division    Division    Division
                        -----------   --------   --------   --------   ----------   ----------   ---------   --------
Investment Income:
 Dividends (Note 2)     $   688,903   $ 24,605   $ 12,832   $ 23,329   $  215,222   $  140,429   $  97,481   $175,005

Expenses:
 Risk Charges and
 Administrative
 Expenses (Note 4)          (62,024)    (7,273)    (2,869)    (2,951)     (13,650)     (14,905)    (10,329)   (10,048)
                         ----------   --------   --------   --------   ----------   ----------   ---------   --------
  Net Investment
   Income                   626,879     17,332      9,963     20,378      201,572      125,524      87,153    164,957
                         ----------   --------   --------   --------   ----------   ----------   ---------   --------
Net Realized Losses        (260,701)        --     (1,446)   (24,928)     (15,745)    (158,518)    (21,678)   (38,386)

Net Unrealized Gains
 (Losses)                   486,263         --    (15,450)    13,630       60,829      360,075      63,081      4,098
                         ----------   --------   --------   --------   ----------   ----------   ---------   --------
  Net Realized and
   Unrealized Gains
   (Losses)                 225,562         --    (16,896)   (11,298)      45,084      201,557      41,403    (34,288)
                         ----------   --------   --------   --------   ----------   ----------   ---------   --------
Net Increase
 (Decrease) in Net
 Assets Resulting
 from Operations            852,441     17,332     (6,933)     9,080      246,656      327,081     128,556    130,669
                         ----------   --------   --------   --------   ----------   ----------   ---------   --------
Transfers of Net
 Premiums                     3,051        800         --        665           --          681         665        240

Transfers Due to
 Terminations              (990,917)   (56,460)   (36,560)  (132,353)    (279,024)     (84,632)   (163,845)  (148,043)

Transfers Among
 Investment Divisions            --    224,234     (8,037)   (12,691)      46,802      (90,420)   (108,742)   (51,146)
                         ----------   --------   --------   --------   ----------   ----------   ---------   --------
Net Increase
 (Decrease) in  Net
 Assets  Resulting from
 Principal Transactions    (897,866)   168,574    (44,597)  (144,379)    (232,222)    (174,371)   (271,922)  (198,949)
                         ----------   --------   --------   --------   ----------   ----------   ---------   --------
Total Increase
 (Decrease) in Net
 Assets                     (45,425)   185,906    (51,530)  (135,299)      14,434      152,710    (143,366)   (68,280)

Net Assets - Beginning
 of Year                  4,549,889    460,528    224,989    278,895    1,005,367    1,028,231     878,247    718,632
                         ----------   --------   --------   --------   ----------   ----------   ---------   --------
Net Assets - End
 of Year                 $4,549,464   $646,434   $173,459   $143,596   $1,019,801   $1,180,941   $ 734,881   $650,352
                         ==========   ========   ========   ========   ==========   ==========   =========   ========

The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

Monarch Life Insurance Company Separate Account VA (the Account) is a segregated account of Monarch Life Insurance Company (Monarch Life) and is registered as a unit investment trust under the Investment Company Act of 1940, as amended (1940
Act). Each of the seven investment divisions of the Account are invested solely in the shares of the seven corresponding separate funds of the Merrill Lynch Variable Series Funds, Inc. (the ML Funds), a no-load, diversified, open-end, management investment company registered under the 1940 Act. Merrill Lynch Investment Managers, L.P., is the investment advisor for the ML Funds. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Monarch Life. The Account cannot be charged with liabilities arising out of any other business of Monarch Life.

Monarch Life is a wholly-owned subsidiary of Regal Reinsurance Company (Regal
Re). On June 9, 1994, the Insurance Commissioner of the Commonwealth of Massachusetts (the Commissioner) was appointed receiver (the Receiver) of Monarch Life in a rehabilitation proceeding pending before the Supreme Judicial Court for Suffolk County, Massachusetts (the Court). A term sheet dated July 19, 1994 (the Term Sheet) among the Commissioner (in her capacity as Commissioner and Receiver) and certain Regal Re shareholders and noteholders and holders of Monarch Life's surplus notes (representing approximately 85% of both the total outstanding Regal Re notes and common stock) (the Holders) was approved by the Court on September 1, 1994. Pursuant to the Term Sheet, the Holders transferred their notes and stock into voting trusts for which the Commissioner is the sole trustee, which effectively vests control of Monarch Life and Regal Re in the Commissioner.

Some insurance departments have either suspended Monarch Life's certificate of authority, ordered Monarch Life to cease writing new business, or have requested a voluntary suspension of sales. In addition, Monarch Life's certificate of authority has been revoked by the insurance departments of the states of Idaho
(1998), Kentucky (1995), Louisiana (1994), Michigan (1995), Missouri (1994),
Nevada (1997), Washington (2000), and Wyoming (1992).

Monarch Life currently limits its business to maintaining its existing blocks of disability income insurance, variable life, and annuity businesses. Monarch Life ceased issuing new variable life insurance policies and new annuity contracts effective May 1, 1992, and new disability income insurance policies effective June 15, 1993.

The assets of the Account are not available to meet the general obligations of Monarch Life or Regal Re and are held for the exclusive benefit of the contract owners participating in the Account.

Prior to April 17, 2001, the Large Cap Core Focus Fund was named the Quality Equity Fund and the Global Allocation Focus Fund was named the Global Strategy Focus Fund. Simultaneously, the corresponding investment divisions of the Account were renamed.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Account in preparation of its financial statements. Preparation of financial statements requires the use of estimates made by management. Actual results may differ from these estimates. The policies are in conformity with accounting principles generally accepted in the United States of America.

     INVESTMENTS: The investments in shares of the ML Funds are stated at market value which is the net asset value per share of the respective funds. Investment transactions are accounted for on the date the shares are purchased or sold. The cost of shares redeemed is determined on the first-in, first-out method. Dividend and capital gain distributions received from the ML Funds are reinvested in additional shares and are recorded as income by the Account on the ex-dividend date. Capital gains distributions are included in dividend income in the Statements of Operations and Changes in Net Assets.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES (Cont.)

     FEDERAL INCOME TAXES: For federal income tax purposes, operations of the Account are combined with those of Monarch Life which is taxed as a life insurance company. Under existing federal income tax law, investment income (dividends and capital gains distributions) attributable to the Account is not taxed.

NOTE 3 -- PURCHASES AND SALES OF SECURITIES

     Total cost of purchases and proceeds from sales of ML Funds shares by the Account for the year ended December 31,2001, are shown below:

                                          PURCHASES       SALES
                                          ---------     --------
        Domestic Money Market Fund        $ 16,869      $ 13,461
        Government Bond Fund                 7,969        13,646
        High Current Income Fund            12,309        29,624
        Large Cap Core Focus Fund            7,941       132,149
        Small Cap Value Focus Fund         106,968       197,006
        Global Allocation Focus Fund         6,675       122,503
        Basic Value Focus Fund             181,831       220,639
                                          --------      --------
                Totals                    $340,562      $729,028
                                          ========      ========

NOTE 4 -- EXPENSES

Monarch Life assumes mortality and expense risks and administrative expenses related to the operations of the Account. Monarch Life deducts a daily charge from the assets of the Account to cover these risks. This charge is, on an annual basis, equal to a rate of 1.4% (0.85% for mortality risks, 0,40% for expense risks, and 0.15% for administrative charges) of the daily net assets of the Account.

NOTE 5 -- CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2001, are shown below:

                                                                  NET INCREASE
                                         ISSUED      REDEEMED      (DECREASE)
                                         ------      --------     ------------
Domestic Money Market Division              46          (526)          (480)
Government Bond Division                     0          (608)          (608)
High Current Income Division                42        (1,622)        (1,580)
Large Cap Core Focus Division               93        (3,912)        (3,819)
Small Cap Value Focus Division              18        (1,545)        (1,527)
Global Allocation Focus Division            65        (5,913)        (5,848)
Basic Value Focus Division               3,795        (5,475)        (1,680)

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 6 -- CONTRACT OWNERS' ACCUMULATION VALUES

Contract owners' accumulation values for 2001, consists of the following:


                                                         At December 31,                 For the year ended December 31,
                                         --------------------------------------------    -------------------------------
                                                                                            Expenses as a
                                                                                            % of Average
                                         Accumulation    Accumulation    Accumulation       Accumulation        Total
                                            Units         Unit Value       Values              Values          Return
                                         ------------    ------------    ------------       ------------      --------
Domestic Money Market Division              29,854          $14.40        $  430,000             1.40%          2.49%
Government Bond Division                     7,131           19.87           141,677             1.40%          5.54%
High Current Income Division                 5,854           16.79            98,294             1.40%          2.56%
Large Cap Core Focus Division               18,338           32.07           588,020             1.40%         (8.69%)
Small Cap Value Focus Division              11,325          132.71         1,502,915             1.40%         28.07%
Global Allocation Focus Division            20,565           19.13           393,359             1.40%        (10.13%)
Basic Value Focus Division                  16,360           39.85           651,877             1.40%          2.80%


The investment income ratio (dividends less capital gains distributions divided by average net assets) is not presented because as described in Note 2, capital gains distributions are included in dividend income.

NOTE 7 -- DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (the Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account, on which the contract is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Monarch Life believes, based on assurances from the ML Funds, that the Account satisfies the current requirements of the regulations.

NOTE 8 -- PRINCIPAL UNDERWRITER AND GENERAL DISTRIBUTOR

Baystate Capital Services, Inc. (BCSI), is the principal underwriter and general distributor of the contracts maintained in the Account. BCSI is a wholly-owned subsidiary of Monarch Life.

50645 2/02